Equity - Summary of Dividends Paid (Detail) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Final Dividends [Member]
Disclosure Of Dividends [Line Items]
Pesos per Share		$ 2.24134	$ 2.47546	$ 2.09338
Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Pesos per Share	$ 0.45236	$ 0.75642	$ 0.75884